Summary of accounting policies (Tables)	12 Months Ended
Mar. 31, 2017
Summary of accounting policies
Breakdown of Office buildings, land, equipment and facilities

	Millions of yen
	March 31
	2016	2017
Land	¥80,031	¥78,365
Office buildings	99,400	94,626
Equipment and facilities	27,380	39,062
Software	147,235	137,537
Construction in progress	1,461	106

Total	¥355,507	¥349,696

Schedule of estimated useful lives for significant asset classes

Office buildings	5 to 50 years
Equipment and facilities	2 to 20 years
Software	Up to 5 years